Segmented Information - Schedule of Gross Revenue by Services (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Gross revenue	$ 4,827.3	$ 4,283.8
Consulting Services [member]
Disclosure of products and services [line items]
Gross revenue	4,827.3	4,283.8
Consulting Services [member] | Buildings Services [member]
Disclosure of products and services [line items]
Gross revenue	1,053.3	938.7
Consulting Services [member] | Energy and Resources Services [member]
Disclosure of products and services [line items]
Gross revenue	613.1	597.5
Consulting Services [member] | Environmental Services [member]
Disclosure of products and services [line items]
Gross revenue	788.6	682.8
Consulting Services [member] | Infrastructure [member]
Disclosure of products and services [line items]
Gross revenue	1,401.7	1,169.3
Consulting Services [member] | Water Services [member]
Disclosure of products and services [line items]
Gross revenue	$ 970.6	$ 895.5